Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of transactions between related parties [line items]
Gross profit	$ 815.2	$ 733.6	$ 554.0
Selling, general & administrative expenses	679.7	576.9	437.0
Net interest, finance and other costs	42.0	39.0	30.9
Income before income taxes	93.5	117.7	86.1
Income tax recovery	24.6	23.1	15.8
Net income	68.9	94.6	70.3
Attributable to:
Shareholders of the Company	72.7	94.6	70.3
Non-controlling interest	(3.8)	0.0	0.0
Net income	68.9	94.6	70.3
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	97.5	88.6	74.7
Fee income (expense) from subsidiary	10.2	10.8	(1.3)
Gross profit	107.7	99.4	73.4
Selling, general & administrative expenses	16.8	16.9	13.1
Net interest, finance and other costs	0.5	1.9	0.0
Income before income taxes	90.4	80.6	60.3
Income tax recovery	(1.6)	(2.0)	(4.7)
Net income	92.0	82.6	65.0
Attributable to:
Shareholders of the Company	95.7	82.6	65.0
Non-controlling interest	(3.7)	0.0	0.0
Net income	$ 92.0	$ 82.6	$ 65.0